Intangible Assets, Net (Details)	6 Months Ended			12 Months Ended
	Jun. 30, 2025 HKD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 HKD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)		Dec. 31, 2024 USD ($)
Intangible Assets, Net (Details) [Line Items]
Amortization	$ 1,241,642	$ 158,173
Trademarks				$ 15,023,180			[1]	$ 1,934,057	[1]
Finite-Lived Intangible Assets [Member]
Intangible Assets, Net (Details) [Line Items]
Amortization				$ 1,481,738	$ 190,756	$ 112,049
Trademarks								$ 1,931,000

[1]	On May 29, 2024, the Company entered into assets purchase agreement with a company controlled by Ms. Siu, Neo-Concept (Holdings) Company Limited, to purchase the trademark at a consideration of HK$15,023,180 (US$1,931,000). The trademarks are brand names which have been registered in Hong Kong, the Mainland China, the European Union, and are being registered in the US, Qatar and the United Arab Emirates.